Tax Status	12 Months Ended
Dec. 31, 2025
EBP Salaried DPS Plan
EBP, Tax Status [Line Items]
Tax Status

8.	Tax Status
By letter dated May 11, 2017, the IRS has determined that the Plan constitutes a qualified plan under Section 401(a) of the Code. Consequently, the related Master Trusts are exempt from federal income taxes under the provisions of Section 501(a) of the Code. The Plan has been amended since the receipt of the determination letter; however, the Administrator believes the Plan continues to be designed and operated in accordance with the applicable provisions of the Code.
Accounting principles generally accepted in the United States of America require Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain tax position that more likely than not would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress. The tax provisions of the Plan have been analyzed as of December 31, 2025 and 2024, and there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements.